JUNIOR SUBORDINATED NOTES (Details) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Outstanding		$ 48,172			$ 53,118
Unamortized debt discount and issue costs		(252)			(312)
Long-term Debt				$ 2,800		$ 2,000
TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Outstanding		30,126			36,815
TRANSCANADA PIPELINES LIMITED | Junior subordinated notes
Debt Instrument [Line Items]
Outstanding		11,146			10,385
Unamortized debt discount and issue costs		(98)			(98)
Long-term Debt		$ 11,048			10,287
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2067
Debt Instrument [Line Items]
Debt converted			$ 1,000
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2067 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount				$ 1,000
Stated interest rate		6.35%	6.35%	6.35%
Outstanding		$ 1,440			$ 1,320
Effective interest rate		6.20%		6.20%	6.50%	6.50%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2075 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount				$ 750
Stated interest rate		5.88%		5.88%
Outstanding		$ 1,080			$ 990
Effective interest rate		7.50%		7.50%	7.80%	7.80%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2076 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount				$ 1,200
Stated interest rate		6.13%		6.13%
Outstanding		$ 1,729			$ 1,585
Effective interest rate		8.00%		8.00%	8.30%	8.30%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2077 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount				$ 1,500
Stated interest rate		5.55%		5.55%
Outstanding		$ 2,161			$ 1,981
Effective interest rate		7.20%		7.20%	7.50%	7.50%
TRANSCANADA PIPELINES LIMITED | Canadian junior subordinated debt, due 2077 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount		$ 1,500
Stated interest rate		4.90%		4.90%
Outstanding		$ 1,500			$ 1,500
Effective interest rate		6.80%		6.80%	7.00%	7.00%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2079 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount				$ 1,100
Stated interest rate		5.75%		5.75%
Outstanding		$ 1,584			$ 1,453
Effective interest rate		7.70%		7.70%	8.00%	8.00%
Stated interest rate, period of time		10 years
Stated interest rate, period of time after first ten years		5 years
TRANSCANADA PIPELINES LIMITED | $500 notes due 2081 at 4.45% | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount		$ 500
Stated interest rate		4.45%		4.45%
Outstanding		$ 500			$ 500
Effective interest rate		5.70%		5.70%	5.70%	5.70%
TRANSCANADA PIPELINES LIMITED | $800 notes due 2082 at 5.85% | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount				$ 800
Stated interest rate		5.85%		5.85%
Outstanding		$ 1,152			$ 1,056
Effective interest rate		7.30%		7.30%	7.10%	7.10%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2022-A | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 800
Stated interest rate, period of time	5 years
Administrative charge percentage	0.25%
Redemption price as a percentage of principal amount plus accrued and unpaid interest	100.00%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2022-A | Period one | Junior subordinated notes
Debt Instrument [Line Items]
Stated interest rate	5.85%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2022-A | Period two | Junior subordinated notes
Debt Instrument [Line Items]
Stated interest rate, period of time	5 years
Variable interest rate	4.236%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2022-A | Period two | Junior subordinated notes | Five-Year Government of Canada Yield
Debt Instrument [Line Items]
Stated interest rate, period of time	5 years
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2022-A | Period three | Junior subordinated notes
Debt Instrument [Line Items]
Variable interest rate	4.986%
TransCanada Trust | Trust Notes - Series 2022-A | Notes payable
Debt Instrument [Line Items]
Debt instrument, face amount	$ 800
TransCanada Trust | Trust Notes - Series 2022-A | Period one | Notes payable
Debt Instrument [Line Items]
Stated interest rate	5.60%
Stated interest rate, period of time	10 years
TransCanada Trust | Trust Notes - Series 2022-A | Period two | Notes payable
Debt Instrument [Line Items]
Stated interest rate, period of time	5 years